Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Contribution expenses	$ 600,000	$ 200,000	$ 31,000
Maximum annual contribution employer matches per employee, percent	5.00%